Premises and Equipment - Major classifications of premises and equipment, stated at cost (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 10,904,122	$ 11,018,382
Less accumulated depreciation	(6,643,926)	(6,519,729)
Net premises and equipment	4,260,196	4,498,653
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	773,186	773,186
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,735,840	6,752,503
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,395,096	$ 3,492,693